Convertible Preferred Stock - Schedule of convertible preferred stock warrants were outstanding with the related fair values (Detail) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Convertible Preferred Stock Warrants Were Outstanding With The Related Fair Values [Line Items]
Exercise Price Per Share	$ 11.50
Hippo Enterprises Inc And Subsidiaries [Member]
Disclosure Of Convertible Preferred Stock Warrants Were Outstanding With The Related Fair Values [Line Items]
Warrant Shares Outstanding	2,494,116	2,494,116	2,494,116
Fair Value	$ 137,500,000	$ 22,900,000	$ 6,700,000
Hippo Enterprises Inc And Subsidiaries [Member] | A-2
Disclosure Of Convertible Preferred Stock Warrants Were Outstanding With The Related Fair Values [Line Items]
Exercise Price Per Share	$ 1.57	$ 1.57
Warrant Shares Outstanding	28,662	28,662	28,662
Fair Value	$ 1,900,000	$ 500,000	$ 200,000
Hippo Enterprises Inc And Subsidiaries [Member] | C-1
Disclosure Of Convertible Preferred Stock Warrants Were Outstanding With The Related Fair Values [Line Items]
Exercise Price Per Share	$ 11.74	$ 11.74
Warrant Shares Outstanding	2,465,454	2,465,454	2,465,454
Fair Value	$ 135,600,000	$ 22,400,000	$ 6,500,000